PORTFOLIO MANAGER'S LETTER
FIRST INVESTORS GLOBAL FUND, INC.

Dear Investor:

We are pleased to present the semi-annual report for First Investors Global Fund, Inc. for the six months ended June 30, 1997. For the period, the Fund's return on a net asset value basis was 11.8% on Class A shares and 11.5% on Class B shares compared to a return of 12.9% for the Lipper Global Average.

World equity markets provided investors with positive returns for the six months ended June 30, 1997. Growth in most major economies, and many smaller ones, is accelerating, while inflation has been contained. These trends have been favorable for world stock markets in the past and we believe that conditions continue to be favorable.

As of June 30, 1997, more than a third of the Fund (thirty-eight percent) was invested in European stocks led by global brand names such as food giant NESTLE in Switzerland and music label and movie producer POLYGRAM in the Netherlands. Within Europe, the Fund's largest weightings by country have been in the United Kingdom, France and Germany.

An additional twenty-seven percent of the Fund was invested in the U.S. with a focus on large-capitalization U.S. stocks, and three percent was invested in Canada. The Fund benefited from the outperformance of the U.S. component driven largely by investments in some of the strongest performing sectors: pharmaceuticals, securities brokers, and telecommunications equipment. Many of the Portfolio's largest positions were in U.S. multinationals that are expected to post reliable, consistent earnings. For example, the top 10 holdings included WARNER-LAMBERT, DUPONT, JOHNSON & JOHNSON, and GENERAL ELECTRIC. Investments in securities in the financial sector also helped returns, including stocks such as AMERICAN EXPRESS (also a top 10 holding) and TRAVELERS GROUP. This is an area where we saw opportunity and added holdings such as CITICORP.

Japan represented thirteen percent of the Fund. We have been relatively optimistic about the Japanese economy and stock market, but took profits as the market continued to strengthen. The Fund has focused on three major investment themes in Japan. First, the Fund has focused on software and hardware companies that participate in the video game industry such as NAMCO and SONY MUSIC ENTERTAINMENT. Japanese companies are world leaders in this market. Second, we have avoided Japanese banks given the continued uncertainty about problem loans and the workout of those issues. Third, we have participated in companies that are focused on the Japanese domestic economy in the belief that it was set for continued improvement.

The Fund had ten percent invested in emerging markets of which Latin America represented the largest portion (seven percent). Prospects in Latin America continue to look positive. Argentina, Chile and Mexico enjoy recoveries with low or slowing inflation. Three percent of the Fund was invested in emerging Asian countries such as Indonesia and Malaysia which appear to be the strongest emerging markets in that region of the world. The Fund had nine percent invested in the developed economies of Asia including investments in Australia, New Zealand, Singapore and Hong Kong. Investments in Australia such as CROWN, a large casino and gaming company, and PIONEER INTERNATIONAL, an international building and construction company, are well positioned to benefit from stronger world wide economic growth and regional prosperity.

Looking forward, the world's economies are strong or improving with little sign of higher inflation or the need to dramatically increase interest rates. In addition, in two major regions of the world there are long-term trends that are positive for stock markets. In Europe, the establishment of private pensions and mutual funds as well as the opening of small company

FIRST INVESTORS GLOBAL FUND, INC.

stock exchanges will push the development of a positive equity culture in Europe and continue to reward investors in our view. In Japan, recent changes in the laws to allow share buybacks and stock options are also important developments that will lead to improved shareholder returns. These longer-term positive trends for the world's stock markets, coupled with constructive economic environments, should benefit the Fund's performance. However, it is important to remember that stock markets tend to be cyclical with periods when stock prices generally rise and periods when stock prices generally decline. There are also currency risks as well as country specific political and economic risks to investing internationally. While there is a fair degree of diversification across markets within the portfolio, diversification cannot totally protect from falling stock prices. Investors should be aware of these risks and recognize that successful investing generally requires a long-term commitment to the markets.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Trond Skramstad

Trond Skramstad
Portfolio Manager
July 28, 1997

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GLOBAL FUND, INC.
June 30, 1997

------------------------------------------------------------------------------------------
                                                                                    AMOUNT
                                                                                  INVESTED
                                                                                  FOR EACH
                                                                                $10,000 OF
      SHARES   SECURITY                                                  VALUE  NET ASSETS
------------------------------------------------------------------------------------------
               COMMON STOCKS--96.6%
               UNITED STATES--26.2%
      12,900   Abbott Laboratories                                $    861,075     $    29
      63,000   American Express Company                              4,693,500         157
      16,330   American International Group, Inc.                    2,439,294          82
      80,000   *Analog Devices, Inc.                                 2,125,000          71
      42,000   Boeing Company                                        2,228,625          74
      45,000   *Cisco Systems, Inc.                                  3,020,625         101
      19,850   Citicorp                                              2,393,166          80
      20,900   CVS Corporation                                       1,071,125          36
      61,480   Du Pont (E.I.) de Nemours & Company                   3,865,555         129
      46,000   Exxon Corporation                                     2,829,000          95
      20,000   Gannett Company, Inc.                                 1,975,000          66
      56,400   General Electric Company                              3,687,150         123
      21,000   Gillette Company                                      1,989,750          67
      52,000   Hewlett-Packard Company                               2,912,000          97
      24,000   Home Depot, Inc.                                      1,654,500          55
      11,920   Intel Corporation                                     1,690,405          56
      58,000   Johnson & Johnson                                     3,733,750         125
      14,583   Lucent Technologies, Inc.                             1,050,887          35
      53,900   McDonald's Corporation                                2,604,044          87
      34,400   *Mirage Resorts, Inc.                                   868,600          29
       8,200   Pfizer, Inc.                                            979,900          33
      69,000   Pharmacia & Upjohn, Inc.                              2,397,750          80
      21,800   Phelps Dodge Corporation                              1,857,088          62
      13,640   Procter & Gamble Company                              1,926,650          64
      41,500   Sara Lee Corporation                                  1,727,438          58
      32,300   SBC Communications, Inc.                              1,998,563          67
      15,200   Schlumberger Ltd.                                     1,900,000          64
      29,900   Southwest Airlines Company                              773,663          26
      53,000   State Street Corporation                              2,451,250          82
      34,200   Travelers Group, Inc.                                 2,156,738          72
      41,600   United Technologies Corporation                       3,452,800         115
      35,000   Unocal Corporation                                    1,358,438          45
------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GLOBAL FUND, INC.
June 30, 1997

------------------------------------------------------------------------------------------
                                                                                    AMOUNT
                                                                                  INVESTED
                                                                                  FOR EACH
                                                                                $10,000 OF
      SHARES   SECURITY                                                  VALUE  NET ASSETS
------------------------------------------------------------------------------------------
               UNITED STATES (continued)
     108,000   Wal-Mart Stores, Inc.                              $  3,651,750     $   122
      32,000   Warner-Lambert Company                                3,976,000         133
------------------------------------------------------------------------------------------
                                                                    78,301,079       2,617
------------------------------------------------------------------------------------------
               JAPAN--13.1%
     119,000   Aisin Seiki Company, Ltd.                             1,819,879          61
      50,000   Asahi Organic Chemicals Industry Company, Ltd.          259,110           9
       1,000   Chudenko Corporation                                     26,829           1
      24,000   Dai Nippon Printing Company, Ltd.                       543,214          18
     103,000   Eisai Company, Ltd.                                   1,953,241          65
      32,000   Exedy Corporation                                       408,282          14
      53,000   Fuji Machine Manufacturing Company                    1,922,135          64
      18,000   Fukuda Denshi, Ltd.                                     369,657          12
      83,000   Hitachi Company, Ltd.                                   928,421          31
     162,000   JGC Corporation                                       1,118,399          37
      34,000   Kyudenko Company, Ltd.                                  287,021          10
      25,000   Mabuchi Motor Company, Ltd.                           1,452,853          49
      90,000   Maruichi Steel Tube, Ltd.                             1,494,360          50
      27,200   Matsumotokiyoshi Company, Ltd.                        1,155,219          39
     101,000   Matsushita Electric Industrial Company, Ltd.          2,038,887          68
     214,000   *Mazda Motor Corporation                                748,037          25
      18,000   Meiwa Estate Company, Ltd.                              393,253          13
     150,000   Mitsubishi Heavy Industries, Ltd.                     1,152,225          39
      42,000   Murata Manufacturing Company, Ltd.                    1,673,683          56
      54,000   Namco, Ltd.                                           2,085,815          70
     113,000   NGK Spark Plug Company                                1,234,378          41
     168,000   Nikko Securities Company, Ltd.                        1,035,031          35
     175,000   Nippon Express Company, Ltd.                          1,399,318          47
       5,340   Nippon Television Network Corporation                 2,146,639          72
     100,000   Okumura Corporation                                     530,450          18
       2,900   Royal, Ltd.                                              61,077           2
     226,000   Sakura Bank, Ltd.                                     1,734,053          58
      40,000   Sanwa Bank, Ltd.                                        594,248          20
      20,000   Sawako Corporation                                      363,540          12
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                                                    AMOUNT
                                                                                  INVESTED
                                                                                  FOR EACH
                                                                                $10,000 OF
      SHARES   SECURITY                                                  VALUE  NET ASSETS
------------------------------------------------------------------------------------------
               JAPAN (continued)
      41,000   Shimachu                                           $  1,232,542     $    41
      43,000   Sony Music Entertainment, Inc.                        2,017,913          67
      20,000   Square Company, Ltd.                                    987,502          33
     142,000   Sumitomo Rubber Industries                              956,753          32
      25,800   Tokyo Steel Manufacturing Company                       288,594          10
     180,000   Toyo Ink Manufacturing Company, Ltd.                    720,432          24
     200,000   Yamato Kogyo Company, Ltd.                            1,975,000          66
------------------------------------------------------------------------------------------
                                                                    39,107,990       1,309
------------------------------------------------------------------------------------------
               UNITED KINGDOM--9.9%
     185,000   Associated British Foods PLC                          1,596,421          53
     190,000   Bank of Scotland                                      1,214,271          41
      39,400   Bass PLC                                                480,653          16
     166,000   BOC Group PLC                                         2,887,055          97
     178,600   Boots Company PLC                                     2,091,102          70
     163,000   British Telecommunications PLC                        1,209,900          40
     399,000   BTR PLC                                               1,364,620          46
     115,800   Burmah Castrol PLC                                    1,960,980          66
     234,000   Carlton Communications PLC                            1,976,434          66
     810,000   *Centrica PLC                                           987,390          33
     835,769   Cookson Group PLC                                     2,941,823          98
     212,714   De La Rue PLC                                         1,306,319          44
     140,000   Guinness PLC                                          1,370,040          46
     281,400   National Grid Holdings PLC                            1,027,982          34
     168,298   PowerGen PLC                                          2,002,696          67
     170,000   Rank Group PLC                                        1,076,542          36
      52,867   Reckitt & Colman PLC                                    789,236          26
     184,218   Royal & Sun Alliance Insurance Group PLC              1,358,202          45
     338,383   Sainsbury (J) PLC                                     2,052,733          69
------------------------------------------------------------------------------------------
                                                                    29,694,399         993
------------------------------------------------------------------------------------------
               FRANCE--6.5%
       4,350   Accor SA                                                652,025          22
      82,400   Assurances Generales de France                        2,635,811          88
------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GLOBAL FUND, INC.
June 30, 1997

------------------------------------------------------------------------------------------
                                                                                    AMOUNT
                                                                                  INVESTED
                                                                                  FOR EACH
                                                                                $10,000 OF
      SHARES   SECURITY                                                  VALUE  NET ASSETS
------------------------------------------------------------------------------------------
               FRANCE (continued)
      54,000   Banque Nationale de Paris                          $  2,227,716     $    74
       6,986   Compagnie de Saint Gobain                             1,019,769          34
      28,010   Credit Commercial de France                           1,187,969          40
      29,314   Groupe Havas SA                                       2,114,562          71
      10,050   Peugeot SA                                              972,314          32
      24,075   Remy Cointreau                                          578,609          19
      59,922   Rhone-Poulenc SA - Series "A"                         2,449,569          82
      20,287   Societe Generale Paris                                2,266,804          76
      15,000   Societe Nationale Elf Aquitaine SA                    1,619,842          54
      16,367   Total SA - Class "B"                                  1,655,952          55
------------------------------------------------------------------------------------------
                                                                    19,380,942         647
------------------------------------------------------------------------------------------
               GERMANY--3.5%
      45,000   Bayer AG                                              1,735,403          58
      26,000   Degussa AG                                            1,375,696          46
     100,100   Deutsche Lufthansa AG                                 1,927,275          64
       5,690   Karstadt AG                                           2,057,176          69
       1,975   Mannesmann AG                                           880,657          29
     122,300   *Metallgesellschaft AG                                2,530,167          85
------------------------------------------------------------------------------------------
                                                                    10,506,374         351
------------------------------------------------------------------------------------------
               AUSTRALIA--3.4%
     208,050   Amcor, Ltd.                                           1,371,549          46
     773,338   Boral, Ltd.                                           2,415,831          81
     199,654   Broken Hill Proprietary, Ltd.                         2,914,050          97
     394,220   *Crown, Ltd.                                            629,017          21
     545,545   Goodman Fielder, Ltd.                                   796,932          27
     530,000   Pioneer International, Ltd.                           2,032,868          68
------------------------------------------------------------------------------------------
                                                                    10,160,247         340
------------------------------------------------------------------------------------------
               CANADA--3.3%
      44,500   Alcan Aluminium, Ltd.                                 1,532,192          51
      68,300   Canadian Imperial Bank of Commerce                    1,712,996          57
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                                                    AMOUNT
                                                                                  INVESTED
                                                                                  FOR EACH
                                                                                $10,000 OF
      SHARES   SECURITY                                                  VALUE  NET ASSETS
------------------------------------------------------------------------------------------
               CANADA (continued)
     198,600   Canadian Pacific, Ltd.                             $  5,647,687     $   189
      71,900   Canwest Global Communications Corporation - Class
                 "A"                                                 1,065,019          36
------------------------------------------------------------------------------------------
                                                                     9,957,894         333
------------------------------------------------------------------------------------------
               ITALY--3.1%
     140,600   Arnaldo Mondadori Editore SpA                           811,445          27
     616,000   Fiat SpA                                              2,215,629          74
     213,600   Istituto Bancario San Paolo Di Torino                 1,555,392          52
     374,000   Stet-Societa Finanziaria Telefonica SpA               2,176,044          73
     850,000   Telecom Italia SpA                                    2,542,690          85
------------------------------------------------------------------------------------------
                                                                     9,301,200         311
------------------------------------------------------------------------------------------
               NETHERLANDS--3.1%
      12,040   Akzo-Nobel NV                                         1,652,999          55
      95,297   ING Groep NV                                          4,401,711         147
      60,000   PolyGram NV                                           3,154,145         105
------------------------------------------------------------------------------------------
                                                                     9,208,855         307
------------------------------------------------------------------------------------------
               HONG KONG--2.7%
     235,000   Hutchison Whampoa, Ltd.                               2,032,304          68
     192,000   Hysan Development Company, Ltd.                         566,285          19
     100,000   New World Development Company, Ltd.                     596,330          20
     146,400   Sun Hung Kai Properties, Ltd.                         1,762,129          59
     265,000   Swire Pacific, Ltd. - Class "A"                       2,385,822          80
   3,630,000   Tingyi Holding Company                                  904,233          30
------------------------------------------------------------------------------------------
                                                                     8,247,103         276
------------------------------------------------------------------------------------------
               MEXICO--2.5%
     325,000   Cemex SA CPO                                          1,397,321          47
     194,400   *Corporacion Geo SA - Class "B"                       1,119,307          37
     224,000   Fomento Economico Mexicano SA - Class "B"             1,331,976          45
   3,360,000   Grupo Financiero Bancomer - Class "B"                 1,622,040          54
      41,400   Grupo Televisa SA                                       626,634          21
------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GLOBAL FUND, INC.
June 30, 1997

------------------------------------------------------------------------------------------
                                                                                    AMOUNT
                                                                                  INVESTED
                                                                                  FOR EACH
                                                                                $10,000 OF
      SHARES   SECURITY                                                  VALUE  NET ASSETS
------------------------------------------------------------------------------------------
               MEXICO (continued)
     215,000   Kimberly Clark de Mexico Class - "A"               $    851,404     $    28
      18,600   Panamerican Beverages, Inc. - Class "A"                 611,475          20
------------------------------------------------------------------------------------------
                                                                     7,560,157         252
------------------------------------------------------------------------------------------
               FINLAND--2.0%
      70,100   Kesko                                                   987,877          33
     160,000   Metsa-Serla OY - Class "B"                            1,302,976          44
      31,300   Nokia Corporation - Class "A" (ADR)                   2,308,375          77
      61,800   Rauma OY                                              1,415,832          47
------------------------------------------------------------------------------------------
                                                                     6,015,060         201
------------------------------------------------------------------------------------------
               DENMARK--2.0%
      45,800   Tele Danmark A/S - Class "B" (ADR)                    1,196,525          40
      84,500   Unidanmark A/S - Class "A" Regd                       4,753,404         159
------------------------------------------------------------------------------------------
                                                                     5,949,929         199
------------------------------------------------------------------------------------------
               SWITZERLAND--1.8%
         240   *Ciba Specialty Chemicals Holding, Inc.                  22,225           1
         885   Nestle AG Regd                                        1,169,194          39
       1,400   Sairgroup Zurich Regd                                 1,571,080          53
       3,150   Sulzer AG Regd                                        2,700,895          90
------------------------------------------------------------------------------------------
                                                                     5,463,394         183
------------------------------------------------------------------------------------------
               SINGAPORE--1.6%
     133,500   Development Bank of Singapore                         1,680,591          56
     283,000   Keppel Corporation, Ltd.                              1,256,803          42
      70,750   Keppel Corporation, Ltd. - Class "A"                    306,779          10
     270,000   Keppel Fels, Ltd.                                       913,923          31
     270,000   Keppel Land, Ltd.                                       717,552          24
------------------------------------------------------------------------------------------
                                                                     4,875,648         163
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                                                    AMOUNT
                                                                                  INVESTED
                                                                                  FOR EACH
                                                                                $10,000 OF
      SHARES   SECURITY                                                  VALUE  NET ASSETS
------------------------------------------------------------------------------------------
               SWEDEN--1.6%
      45,940   Nordbanken AB                                      $  1,544,723     $    52
      77,000   Pharmacia & Upjohn, Inc.                              2,599,066          87
      26,800   Sparbanken Sverige AB - Class "A"                       596,142          20
------------------------------------------------------------------------------------------
                                                                     4,739,931         159
------------------------------------------------------------------------------------------
               IRELAND--1.3%
      83,957   Allied Irish Banks PLC                                  639,954          21
      40,000   Bank of Ireland                                         440,372          15
     968,000   Jefferson Smurfit Group PLC                           2,819,300          94
------------------------------------------------------------------------------------------
                                                                     3,899,626         130
------------------------------------------------------------------------------------------
               NORWAY--1.2%
      97,117   Nycomed ASA - Class "A"                               1,432,709          48
     109,000   Saga Petroleum ASA - Series "A"                       2,069,583          69
------------------------------------------------------------------------------------------
                                                                     3,502,292         117
------------------------------------------------------------------------------------------
               MALAYSIA--1.1%
       6,270   *Bumi Armada BHD                                         15,402           1
     570,000   Land & General Holdings BHD                             654,873          22
     210,000   Renong BHD                                              274,554           9
     142,000   Resorts World BHD                                       427,562          14
     466,000   Sime Darby Berhad                                     1,550,848          52
     140,000   Sungei Way Holdings Berhad                              264,012           9
------------------------------------------------------------------------------------------
                                                                     3,187,251         107
------------------------------------------------------------------------------------------
               BRAZIL--1.0%
      28,100   Aracruz Celulose SA (ADR)                               572,537          19
      30,000   Centrais Electricas Brasileiras SA - Electrobras
                 (ADR)                                                 838,791          28
  11,930,000   Telecomunicacoes Brasileiras SA - Telebras            1,614,129          54
------------------------------------------------------------------------------------------
                                                                     3,025,457         101
------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GLOBAL FUND, INC.
June 30, 1997

------------------------------------------------------------------------------------------
                                                                                    AMOUNT
                                                                                  INVESTED
                                                                                  FOR EACH
                                                                                $10,000 OF
      SHARES   SECURITY                                                  VALUE  NET ASSETS
------------------------------------------------------------------------------------------
               ARGENTINA--1.0%
     240,700   Banco de Galicia - Class "B"                       $  1,600,823     $    54
     108,600   Quilmes Industrial SA (ADR)                           1,262,475          42
------------------------------------------------------------------------------------------
                                                                     2,863,298          96
------------------------------------------------------------------------------------------
               CHILE--.9%
      14,400   Embotelladora Andina SA - Series "A" (ADR)              308,700          10
      28,800   Embotelladora Andina SA - Series "B" (ADR)              601,200          20
      48,900   Enersis SA (ADR)                                      1,739,006          58
------------------------------------------------------------------------------------------
                                                                     2,648,906          88
------------------------------------------------------------------------------------------
               INDONESIA--.8%
     980,000   Bank Negara Indonesia Foreign Regd                      624,652          21
     756,000   Jaya Real Property Foreign Regd                       1,018,256          34
      24,000   PT Indosat (ADR)                                        718,500          24
------------------------------------------------------------------------------------------
                                                                     2,361,408          79
------------------------------------------------------------------------------------------
               NEW ZEALAND--.7%
     777,000   Brierley Investments, Ltd.                              758,274          25
     523,000   Carter Holt Harvey, Ltd.                              1,350,433          45
------------------------------------------------------------------------------------------
                                                                     2,108,707          70
------------------------------------------------------------------------------------------
               SPAIN--.6%
      11,950   Empresa Nacional de Electricidad SA (ADR)             1,016,497          34
      22,800   Telefonica de Espana SA                                 660,418          22
------------------------------------------------------------------------------------------
                                                                     1,676,915          56
------------------------------------------------------------------------------------------
               THAILAND--.5%
     348,000   Land & House Public Company, Ltd. Foreign Regd          725,406          24
      85,000   Siam City Cement Public Company, Ltd. Foreign
                 Regd                                                  265,778           9
     150,000   Siam Commercial Bank Public Company, Ltd. Foreign
                 Regd                                                  613,770          21
------------------------------------------------------------------------------------------
                                                                     1,604,954          54
------------------------------------------------------------------------------------------
               AUSTRIA--.5%
      10,800   OMV AG                                                1,383,712          46
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
                                                                                    AMOUNT
                                                                                  INVESTED
                                                                                  FOR EACH
                                                                                $10,000 OF
      SHARES   SECURITY                                                  VALUE  NET ASSETS
------------------------------------------------------------------------------------------
               SOUTH KOREA--.3%
      16,040   Chosun Brewery Company, Ltd.                       $    419,063     $    14
      33,615   *Hanwha Chemical Corporation                            264,980           9
         130   Samsung Fire & Marine Insurance                          48,381           2
       6,000   Shinsegae Department Store                              236,486           8
------------------------------------------------------------------------------------------
                                                                       968,910          33
------------------------------------------------------------------------------------------
               PHILIPPINES--.3%
       8,000   Philippine Long Distance Telephone Company (ADR)        514,000          17
     880,000   Pilipino Telephone Corporation                          442,024          15
------------------------------------------------------------------------------------------
                                                                       956,024          32
------------------------------------------------------------------------------------------
               INDIA--.1%
      15,600   Ranbaxy Laboratories, Ltd. (GDR)                        366,600          12
------------------------------------------------------------------------------------------
               TOTAL VALUE OF COMMON STOCKS (cost $237,581,136)    289,024,262       9,662
------------------------------------------------------------------------------------------
               PREFERRED STOCKS--1.8%
               BRAZIL--1.2%
   9,809,000   Companhia Energetic de Minas Gerais (CEMIG)             493,393          17
  97,054,700   Companhia Paranaense de Energia - Copel - Class
                 "B"                                                 1,737,279          58
   5,209,000   Petroleo Brasileiro SA - Petrobras                    1,427,266          48
      23,000   *Vale Do Rio Doce - Class "B"                                --          --
------------------------------------------------------------------------------------------
                                                                     3,657,938         123
------------------------------------------------------------------------------------------
               GERMANY--.6%
      19,030   Hornbach Holdings AG                                  1,588,986          53
------------------------------------------------------------------------------------------
               TOTAL VALUE OF PREFERRED STOCKS (cost $3,956,160)     5,246,924         176
------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GLOBAL FUND, INC.
June 30, 1997

------------------------------------------------------------------------------------------
                                                                                    AMOUNT
                                                                                  INVESTED
                                                                                  FOR EACH
   PRINCIPAL                                                                    $10,000 OF
      AMOUNT   SECURITY                                                  VALUE  NET ASSETS
------------------------------------------------------------------------------------------
               REPURCHASE AGREEMENT--1.2%
      $3,556M  Morgan (J.P.) Securities, Inc., 5.95%, 7/1/97
                 (collateralized by U.S. Treasury Notes, 9.125%,
                 5/15/99, valued at $3,644M) (cost $3,556,000)    $  3,556,000     $   119
------------------------------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS (cost $245,093,296)             99.6%   297,827,186       9,957
OTHER ASSETS, LESS LIABILITIES                               .4      1,295,624          43
------------------------------------------------------------------------------------------
NET ASSETS                                                100.0%  $299,122,810     $10,000
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

* Non-income producing

                       See notes to financial statements

PORTFOLIO OF INVESTMENTS
FIRST INVESTORS GLOBAL FUND, INC.

At June 30, 1997, sector diversification of the portfolio was as follows:

--------------------------------------------------------------------
                                            PERCENTAGE
SECTOR DIVERSIFICATION                   OF NET ASSETS         VALUE
--------------------------------------------------------------------
Banks..................................           12.0% $ 35,856,047
Drugs..................................            7.2    21,646,213
Retail Trade...........................            5.9    17,779,496
Metals & Minerals......................            5.3    15,962,503
Media..................................            4.8    14,413,092
Food/Beverage/Tobacco..................            4.4    13,158,409
Telephone..............................            4.4    13,072,793
Energy Sources.........................            4.3    12,921,061
Travel & Leisure.......................            4.2    12,615,623
Chemicals..............................            4.1    12,261,077
Paper/Forest Products..................            3.2     9,574,518
Machinery & Manufacturing..............            3.2     9,524,746
Electric Utilities.....................            3.0     8,855,644
Real Estate Companies..................            3.0     8,819,906
Insurance..............................            2.9     8,638,426
Transportation.........................            2.9     8,610,587
Electronics............................            2.8     8,456,396
Automotive.............................            2.4     7,181,971
Financial Services.....................            2.2     6,486,805
Communication Equipment................            2.1     6,379,887
Electrical Equipment...................            2.1     6,374,381
Computers & Office Equipment...........            2.0     5,853,823
Aerospace/Defense......................            1.9     5,681,425
Business Services......................            1.8     5,305,357
Household Products.....................            1.6     4,705,636
Medical Products.......................            1.3     3,931,627
Energy Services........................             .9     2,813,923
Pipeline...............................             .8     2,371,102
Entertainment Products.................             .7     2,017,913
Housing................................             .7     2,013,297
Software Services......................             .3       987,502
Repurchase Agreement...................            1.2     3,556,000
--------------------------------------------------------------------
TOTAL VALUE OF INVESTMENTS                        99.6   297,827,186
OTHER ASSETS, LESS LIABILITIES                      .4     1,295,624
--------------------------------------------------------------------
NET ASSETS                                       100.0% $299,122,810
--------------------------------------------------------------------
--------------------------------------------------------------------

                       See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES
FIRST INVESTORS GLOBAL FUND, INC.
June 30, 1997

-------------------------------------------------------------------
ASSETS
Investments in securities, at value
  (identified cost $245,093,296) (Note
  1A)..................................                $297,827,186
Receivables:
  Investment securities sold...........  $  2,155,382
  Dividends and interest...............     1,117,080
  Capital shares sold..................       682,308     3,954,770
                                         ------------
Other assets...........................                      20,335
                                                       ------------
Total Assets...........................                 301,802,291
LIABILITIES
Cash overdraft.........................     1,032,580
Payables:
  Investment securities purchased......       821,186
  Capital shares redeemed..............       415,893
Accrued advisory fee...................       248,955
Accrued expenses.......................       160,867
                                         ------------
Total Liabilities......................                   2,679,481
                                                       ------------
NET ASSETS (Note 4):
  Class A (39,446,768 shares
    outstanding).......................   290,881,517
  Class B (1,135,138 shares
    outstanding).......................     8,241,293  $299,122,810
                                         ------------
                                                       ------------
                                                       ------------
NET ASSETS CONSIST OF:
Capital paid in........................                $226,850,863
Undistributed net investment income....                   1,440,295
Accumulated net realized gain on
  investments and foreign currency
  transactions.........................                  18,089,513
Net unrealized appreciation of
  investments and translation of assets
  in foreign currencies................                  52,742,139
                                                       ------------
Total..................................                $299,122,810
                                                       ------------
                                                       ------------
NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE - CLASS A..................                $       7.37
                                                              -----
                                                              -----
MAXIMUM OFFERING PRICE PER
  SHARE - CLASS A ($7.37/.9375)*.......                $       7.86
                                                              -----
                                                              -----
NET ASSET VALUE AND OFFERING PRICE PER
  SHARE - CLASS B (Note 4).............                $       7.26
                                                              -----
                                                              -----

* On purchases of $25,000 or more, the sales charge is reduced.

                       See notes to financial statements

STATEMENT OF OPERATIONS
FIRST INVESTORS GLOBAL FUND, INC.
Six Months Ended June 30, 1997

-----------------------------------------------------------------
INVESTMENT INCOME
Income:
  Dividends (net of $199,808 foreign
    withholding taxes).................               $ 3,846,637
  Interest.............................                   167,580
                                                      -----------
Total income...........................                 4,014,217
Expenses (Notes 1 and 3):
  Advisory fee.........................   $1,382,320
  Shareholder servicing costs..........      509,658
  Distribution plan expenses  - Class
    A..................................      404,820
  Distribution plan expenses  - Class
    B..................................       32,917
  Custodian fees and expenses..........      157,111
  Professional fees....................       32,411
  Reports and notices to
    shareholders.......................        9,029
  Other expenses.......................       30,238
                                         -----------
Total expenses.........................                 2,558,504
                                                      -----------
Net investment income..................                 1,455,713
                                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS (Note 2):
  Net realized gain (loss) from:
    Investments........................   18,144,482
    Translation of assets in foreign
      currencies.......................      (54,969)  18,089,513
                                         -----------
  Net unrealized appreciation of:
    Investments........................   12,210,566
    Translation of assets in foreign
      currencies.......................        8,274   12,218,840
                                         -----------  -----------
Net gain from investments and foreign
  currencies...........................                30,308,353
                                                      -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS......................               $31,764,066
                                                      -----------
                                                      -----------

                       See notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
FIRST INVESTORS GLOBAL FUND, INC.

---------------------------------------------------------------------------------------
                                                    SIX MONTHS ENDED         YEAR ENDED
                                                       JUNE 30, 1997  DECEMBER 31, 1996
--------------------------------------------------  ----------------  -----------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income...........................  $      1,455,713  $       1,218,304
  Net realized gain on investments and foreign
    currency transactions.........................        18,089,513         35,356,971
  Net unrealized appreciation (depreciation) of
    investments and translation of assets in
    foreign currencies............................        12,218,840         (2,639,850)
                                                    ----------------  -----------------
    Net increase in net assets resulting from
      operations..................................        31,764,066         33,935,425
                                                    ----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income - Class A.................                --         (1,513,003)
  Net investment income - Class B.................                --            (12,327)
  Net realized gains - Class A....................                --        (31,032,925)
  Net realized gains - Class B....................                --           (636,439)
                                                    ----------------  -----------------
    Total distributions...........................                --        (33,194,694)
                                                    ----------------  -----------------
CAPITAL SHARE TRANSACTIONS (a)
Class A:
  Proceeds from shares sold.......................        19,031,525         36,352,940
  Value of distributions reinvested...............                --         31,943,902
  Cost of shares redeemed.........................       (22,206,327)       (34,487,088)
                                                    ----------------  -----------------
                                                          (3,174,802)        33,809,754
                                                    ----------------  -----------------
Class B:
  Proceeds from shares sold.......................         2,524,233          4,040,306
  Value of distributions reinvested...............                --            645,589
  Cost of shares redeemed.........................          (422,876)          (449,042)
                                                    ----------------  -----------------
                                                           2,101,357          4,236,853
                                                    ----------------  -----------------
  Net increase (decrease) from capital share
    transactions..................................        (1,073,445)        38,046,607
                                                    ----------------  -----------------
    Net increase in net assets....................        30,690,621         38,787,338
NET ASSETS
  Beginning of period.............................       268,432,189        229,644,851
                                                    ----------------  -----------------
  End of period (including undistributed net
    investment income (deficit) of $1,440,295 and
    ($15,418), respectively)......................  $    299,122,810  $     268,432,189
                                                    ----------------  -----------------
                                                    ----------------  -----------------
(a)CAPITAL SHARES ISSUED AND REDEEMED
Class A:
  Sold............................................         2,810,303          5,281,102
  Issued for distributions reinvested.............                --          4,847,330
  Redeemed........................................        (3,278,697)        (4,942,141)
                                                    ----------------  -----------------
  Net increase (decrease) in Class A capital
    shares outstanding............................          (468,394)         5,186,291
                                                    ----------------  -----------------
                                                    ----------------  -----------------
Class B:
  Sold............................................           377,496            585,922
  Issued for distributions reinvested.............                --             99,169
  Redeemed........................................           (63,041)           (64,422)
                                                    ----------------  -----------------
  Net increase in Class B capital shares
    outstanding...................................           314,455            620,669
                                                    ----------------  -----------------
                                                    ----------------  -----------------

                       See notes to financial statements

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS GLOBAL FUND, INC.

1. SIGNIFICANT ACCOUNTING POLICIES--The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The objective of the Fund is primarily to seek long-term capital growth and secondarily to earn a reasonable level of current income.

A. Security Valuation--A security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange where the security is principally traded prior to the time when assets are valued. If no sale is reported at that time, the mean between the current bid and asked prices is used. Securities for which over-the-counter market quotations are readily available are valued at the mean between the last current bid and asked prices. Securities may also be priced by a pricing service. The pricing service uses quotations obtained from investment dealers or brokers and other available information in determining value. Securities for which market quotations are not readily available and other assets are valued on a consistent basis at fair value as determined in good faith by or under the supervision of the Fund's officers in the manner specifically authorized by the Board of Directors. For valuation purposes, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains, since it is the policy of the Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies and to make sufficient distributions of income and capital gains to relieve it from all, or substantially all, such taxes.

C. Foreign Currency Translations--The books and records are maintained in U.S. dollars. For valuation purposes, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the daily rate of exchange. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gain (loss) on foreign currency transactions includes gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

D. Distributions to Shareholders--Distributions to shareholders from net investment income and net realized gains are generally declared and paid annually. The timing and characterization of income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.

E. Repurchase Agreements--Securities pledged as collateral for repurchase agreements are held by the Fund's custodian until maturity of the repurchase agreement. The agreements provide that the Fund will receive, as collateral, securities with a market value which will at all times be at least equal to 100% of the amount invested by the Fund.

F. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported

NOTES TO FINANCIAL STATEMENTS
FIRST INVESTORS GLOBAL FUND, INC.

amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily.

2. SECURITIES TRANSACTIONS--For the six months ended June 30, 1997, purchases and sales of investment securities, excluding foreign currencies and repurchase agreements, aggregated $109,271,788 and $109,076,073, respectively.

At June 30, 1997, the cost of investments for federal income tax purposes was $245,093,296. Accumulated net unrealized appreciation on investments was $52,733,890, consisting of $62,456,913 gross unrealized appreciation and $9,723,023 gross unrealized depreciation.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES--Certain officers and directors of the Fund are officers and directors of its investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM"), and/or First Financial Savings Bank, S.L.A. ("FFS"), custodian of the Fund's Individual Retirement Accounts. Officers and directors of the Fund received no remuneration from the Fund for serving in such capacities. Their remuneration (together with certain other expenses of the Fund) is paid by FIMCO or FIC.

The Investment Advisory Agreement provides as compensation to FIMCO an annual fee, payable monthly, at the rate of 1% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .91% on average daily net assets over $750 million.

During the six months ended June 30, 1997, FIC, as underwriter, received $729,157 in commissions after allowing $1,590 to other dealers. Shareholder servicing costs included $323,794 in transfer agent fees paid to ADM and $112,032 in IRA custodian fees paid to FFS.

Wellington Management Company serves as investment subadviser to the Fund. The subadviser is paid by FIMCO and not by the Fund.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, the Fund is authorized to pay FIC a fee equal to .30% of the average net assets of the Class A shares and 1% of the average net assets of the Class B shares on an annualized basis each year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of the Fund.

4. CAPITAL--The Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Of the 100,000,000 shares originally authorized, the Fund has designated 65,000,000 shares as Class A and 35,000,000 shares as Class B.

FINANCIAL HIGHLIGHTS
FIRST INVESTORS GLOBAL FUND, INC.

The following table sets forth the per share operating performance for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

---------------------------------------------------------------------------------------------------------------------------
                                                            Class A                                     Class B
                                     ------------------------------------------------------  ------------------------------
                                      1/1/97              Year Ended December 31              1/1/97
                                          to    -------------------------------------------       to
                                     6/30/97       1996     1995     1994     1993     1992  6/30/97       1996       1995*
---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of
  Period...........................    $6.59      $6.57    $5.84    $6.27    $5.11    $5.41    $6.51      $6.54       $5.76
                                     -------    -------  -------  -------  -------  -------  -------    -------    --------
Income from Investment Operations
  Net investment income (loss).....     .036       .036     .035     .028     .014     .039     .020      (.007)       .027
  Net realized and unrealized gain
    (loss) from investments and
    foreign currency
    transactions...................     .744       .912    1.006    (.265)   1.160    (.298)    .730       .879       1.056
                                     -------    -------  -------  -------  -------  -------  -------    -------    --------
    Total from Investment
      Operations...................     .780       .948    1.041    (.237)   1.174    (.259)    .750       .872       1.083
                                     -------    -------  -------  -------  -------  -------  -------    -------    --------
Less Distributions from:
  Net investment income............       --       .043     .036     .028     .014       --       --       .017        .028
  Net realized gain from
    investments....................       --       .885     .275     .165       --       --       --       .885        .275
  Capital surplus..................       --         --       --       --       --     .041       --         --          --
                                     -------    -------  -------  -------  -------  -------  -------    -------    --------
    Total Distributions............       --       .928     .311     .193     .014     .041       --       .902        .303
                                     -------    -------  -------  -------  -------  -------  -------    -------    --------
Net Asset Value, End of Period.....  $  7.37    $  6.59  $  6.57  $  5.84  $  6.27  $  5.11  $  7.26    $  6.51    $   6.54
                                     -------    -------  -------  -------  -------  -------  -------    -------    --------
                                     -------    -------  -------  -------  -------  -------  -------    -------    --------
TOTAL RETURN (%)+..................    11.84      14.43    17.83    (3.78)   22.97    (2.89)   11.52      13.33       18.80
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (in
  millions)........................   $290.9     $263.1   $228.3   $213.9   $209.8   $181.0     $8.2       $5.3        $1.3
Ratio to Average Net Assets: (%)
  Expenses.........................     1.83(a)    1.83     1.83     1.84     1.87     1.83     2.53(a)    2.54        2.56(a)
  Net investment income (loss).....     1.07(a)     .50      .55      .45      .27      .73      .37(a)    (.21)       (.19)(a)
Portfolio Turnover Rate (%)........       41         73       47       56       41       45       41         73          47
Average Commission Rate (per share
  of security)++...................  $ .0034    $ .0094       --       --       --       --  $ .0034    $ .0094          --

* From January 12, 1995 (date Class B shares first offered) to December 31,
  1995.
(a) Annualized
+ Calculated without sales charge.
++ Average commission rate as required by amended disclosure requirements effective in 1996.

                       See notes to financial statements

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Directors of First Investors Global Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of First Investors Global Fund, Inc., as of June 30, 1997, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended June 30, 1997 and the year ended December 31, 1996, and financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Global Fund, Inc. at June 30, 1997, and the results of its operations, changes in its net assets and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                            TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
July 31, 1997

                 (This page has been left blank intentionally.)

FIRST INVESTORS GLOBAL FUND, INC.

DIRECTORS
-------------------------------------------

JAMES J. COY (Emeritus)

ROGER L. GRAYSON

GLENN O. HEAD

KATHRYN S. HEAD

REX R. REED

HERBERT RUBINSTEIN

NANCY S. SCHAENEN

JAMES M. SRYGLEY

JOHN T. SULLIVAN

ROBERT F. WENTWORTH

OFFICERS
-------------------------------------------

GLENN O. HEAD
President

CONCETTA DURSO
Vice President and Secretary

JOSEPH I. BENEDEK
Treasurer

CAROL LERNER BROWN
Assistant Secretary

GREGORY R. KINGSTON
Assistant Treasurer

MARK S. SPENCER
Assistant Treasurer

FIRST INVESTORS GLOBAL FUND, INC.

SHAREHOLDER INFORMATION
-------------------------------------------
INVESTMENT ADVISER
FIRST INVESTORS
MANAGEMENT COMPANY, INC.
95 Wall Street
New York, NY 10005

SUBADVISER
WELLINGTON MANAGEMENT COMPANY
75 State Street
Boston, MA 02109

UNDERWRITER
FIRST INVESTORS CORPORATION
95 Wall Street
New York, NY 10005

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.
40 Water Street
New York, NY 10286

TRANSFER AGENT
ADMINISTRATIVE DATA
MANAGEMENT CORP.
581 Main Street
Woodbridge, NJ 07095-1198

LEGAL COUNSEL
KIRKPATRICK & LOCKHART LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

AUDITORS
TAIT, WELLER & BAKER
Two Penn Center Plaza
Philadelphia, PA 19102

It is the Fund's practice to mail only one copy of its annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Fund will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Fund's prospectus.

FIRST
INVESTORS
GLOBAL
FUND, INC.

SEMI-
ANNUAL
REPORT



JUNE 30, 1997


Vertically reading from bottom to top in the center of the page the words "FIRST INVESTORS" appear.

The following appears in a box to the left of the above language:

First Investors Logo (as described above)

NEED SERVICE?

If you have questions about your account...or would like information regarding other products or services...please contact your representative or call our Shareholder Services Department at...

(800) 423-4026

The following appears in a box within the above box:

Our business is...putting investors first

The following appears on the bottom lefthand side:


FIIS077